Prospectus Supplement dated October 10, 2016
Prospectus Form #/Date
Product Name	National	New York
RiverSource ® RAVA 5 Advantage® Variable Annuity/RAVA 5 Select® Variable Annuity/RAVA 5 Access® Variable Annuity (Offered for contract applications signed on or after April 29, 2013)	S-6594 CA (5/16)	S-6595 CA (5/16)
RiverSource ® RAVA 5 Advantage® Variable Annuity/RAVA 5 Select® Variable Annuity/RAVA 5 Access® Variable Annuity (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	S-6515 CA (5/16)	S-6517 CA (5/16)
RiverSource ® RAVA 5 Advantage® Variable Annuity/RAVA 5 Select® Variable Annuity/RAVA 5 Access® Variable Annuity (Offered for contract applications signed prior to April 30, 2012)	140463 CA (5/16)	140464 CA (5/16)
RiverSource Retirement Advisor Variable Annuity®	S-6467 CA (5/16)	S-6471 R (4/13)
RiverSource Retirement Advisor Variable Annuity® - Band 3	S-6477 N (5/09)
RiverSource ® Retirement Advisor Advantage Variable Annuity - Band 3	S-6407 K (5/09)
RiverSource ® Retirement Advisor Advantage Variable Annuity / RiverSource® Retirement Advisor Select Variable Annuity	S-6406 CA (5/16)	S-6410 N (4/13)
RiverSource ® Retirement Advisor Advantage Plus Variable Annuity / RiverSource® Retirement Advisor Select Plus Variable Annuity	S-6273 CA (5/16)	S-6362 CA (5/16)
RiverSource ® Retirement Advisor 4 Advantage Variable Annuity / RiverSource® Retirement Advisor 4 Select Variable Annuity / RiverSource® Retirement Advisor 4 Access Variable Annuity	S-6503 CA (5/16)	S-6504 CA (5/16)
RiverSource ® Group Contract I	S-6611 CA (5/16)
RiverSource ® Group Contract II	S-6612 CA (5/16)
RiverSource ® Variable Universal Life 5/RiverSource® Variable Universal Life 5-Estate Series	S-6542 CA (5/16)	S-6543 CA (5/16)
RiverSource ® Variable Universal Life IV/RiverSource® Variable Universal Life IV-Estate Series	S-6418 CA (5/16)	S-6419 CA (5/16)
RiverSource ® Variable Universal Life Insurance	S-6194 CA (5/16)	S-6171 CA (5/16)
RiverSource ® Variable Universal Life Insurance III	S-6189 CA (5/16)	S-6211 L (5/09)
RiverSource Succession Select® Variable Life Insurance	S-6202 CA (5/16)	S-6203 CA (5/16)
RiverSource ® Second-To-Die Life Insurance	S-6196 W (5/08)	S-6185 R (5/08)
RiverSource ® Single Premium Variable Life Insurance	S-6199 K (5/08)
This supplement describes proposed changes to certain investment options offered under variable annuity contracts and variable life insurance policies (the “Contracts”) listed above. Please retain this supplement with your prospectus for future reference.
Effective September 30, 2016, the following changes are made to certain investment options offered under your Contract:
•	Ivy Investment Management Company (IICO), an affiliate of Waddell & Reed Investment Management Company has entered into investment management services agreement to provide investment advisory services to Ivy Funds Variable Insurance Portfolios.
•	The name of Ivy Funds Variable Insurance Portfolios is changed to Ivy Variable Insurance Portfolios.
•	The name of Ivy Funds VIP Asset Strategy is changed to Ivy VIP Asset Strategy.
•	The following information will replace the current Funds’ description in the table in “The Variable Account and the

Funds” or Appendix A: The Funds” section of the prospectus:

Investing In	Investment Objective and Policies	Investment Adviser
Ivy VIP Asset Strategy (previously Ivy Funds VIP Asset Strategy)	Seeks to provide total return.	Ivy Investment Management Company (IICO)
S-6594-15 A (10/16)
2